UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-21061

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: January 31, 2012

Item 1. Reports to Stockholders.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Financial Statements

January 31, 2012

Table of Contents

Fund Commentaries	1
Report of Independent Registered Public Accounting Firm	4
Schedules of Investments	5
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Members’ Capital	11
Statements of Cash Flows	13
Financial Highlights	14
Notes to Financial Statements	17
Managers and Officers of the Funds	32

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds’ Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at http://www.sec.gov

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Fund Commentary

For the year ended January 31, 2012

(Unaudited)

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC (the “Fund”) allocates its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

The Fund includes allocations to event arbitrage, fixed income arbitrage (including convertible arbitrage) and quantitative strategies. Event arbitrage managers seek to identify mispricings in securities that will be resolved through an anticipated event. Events can include mergers, acquisitions, spinoffs, recapitalizations and bankruptcy (either entering into bankruptcy or emerging from it). Skills required include the ability to analyze the relative value of the securities involved and the probability of the event taking place within an expected timeframe. Fixed income arbitrage managers seek to identify discrepancies in the prices of securities that are very closely related and arbitrage that discrepancy. Quantitative managers pursue a variety of model-driven strategies, including statistical arbitrage, trend following and the identification of relative mispricings between asset classes.

For the year ended January 31, 2012, the Fund had a total return of -0.49%.1 For the period from commencement of investment activities on September 1, 2002 through January 31, 2012, the Fund had an average annual return of 4.14%.

Event arbitrage managers detracted as gains from merger arbitrage, where 2011 saw an uptick in volumes over 2010, were more than offset by our Europe-focused manager, whose portfolio of U.K. bank hybrid securities traded down with the rest of Europe. Under the Basel III regime, most of these hybrid securities will need to be restructured, thus providing a catalyst for value realization. As prices fell, our manager incurred marked-to-market losses, but was rewarded in December and January when the first round of liability management activities was completed.

Fixed income arbitrage realized gains throughout the year, and performed particularly well at the start of 2012 as broad markets rallied and fixed income markets normalized. Arbitrage opportunities in asset-backed securities (including RMBS) continued to be profitable, and healthy levels of volatility also created opportunities to profit from trading correlation between credit indices and their underlying securities. Yield curve arbitrage generated gains, but returns were volatile as a constant stream of new developments surrounding the European debt crisis led to extraordinary movements. Convertible arbitrage detracted as losses from portfolio cheapening outweighed gains from volatility trading.

Quantitative managers realized positive performance after detracting the previous year. A trade where one of our managers was long mega-cap companies with stable earnings and short smaller-cap companies was particularly profitable. The statistical arbitrage strategy was flat on the year.

1 Returns are net of expenses and fees incurred at the Fund level and do not reflect Program fees.

The accompanying notes are an integral part of the financial statements.	1

Aetos Capital Distressed Investment Strategies Fund, LLC

Fund Commentary

For the year ended January 31, 2012

(Unaudited)

The Aetos Capital Distressed Investment Strategies Fund, LLC (the “Fund”) allocates its assets among a select group of portfolio managers across a variety of distressed investment strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

The Fund allocates to investment managers that buy the securities (generally bonds and bank loans) of companies that are in bankruptcy or in danger of bankruptcy, as well as other distressed assets. These managers look to buy these securities at a discount to their eventual value because traditional fixed income portfolio managers who bought the bonds or banks that made the loans may not want to or be able to own them once they are in default. The sellers may also not have the expertise and patience to go through a restructuring process. Distressed investing involves credit analysis, legal expertise and (often) negotiating ability, as the portfolio manager must estimate the value of the claims he is buying, the likely timing and resolution of a restructuring / bankruptcy process and also may be called upon to reach agreements with other claimants. Additionally, certain managers have the ability to express their company-specific and market views through shorting, often with credit default swaps.

For the year ended January 31, 2012, the Fund had a total return of -2.60%.1 For the period from commencement of investment activities on September 1, 2002 through January 31, 2012, the Fund had an average annual return of 8.51%.

Credit markets saw high volatility but most credit indices ended higher due to a surge at year-end 2011 and January 2012. New issuance of high yield bonds in 2011 was the second largest on record, with 510 issues raising nearly $250 billion. Approximately 55% of new issuance went toward refinancing, allaying fears of a near-term maturity wall, which would have required wide-ranging access to equity markets. High yield bond default rates remain low, finishing the year at 1.8%.

Several key positions generated meaningful gains over the year. Our distressed RMBS manager was a strong positive contributor, as yield-seeking behavior and stabilization in the U.S. housing market outweighed mark-to-market volatility. A widely held position in the liquidation of a large U.S. financial institution also made significant contributions as its liquidation plan was approved in late 2011.

On the long side, losses were driven by mark-to-market losses in a few positions that saw delays in their bankruptcy processes. Portfolio hedges also worked against managers. As credit markets rallied in the latter months of 2011, these hedges, which are tied to the most liquid indices, rallied, while manager holdings in less liquid positions lagged.

1 Returns are net of expenses and fees incurred at the Fund level and do not reflect Program fees.

The accompanying notes are an integral part of the financial statements.	2

Aetos Capital Long/Short Strategies Fund, LLC

Fund Commentary

For the year ended January 31, 2012

(Unaudited)

The Aetos Capital Long/Short Strategies Fund, LLC (the “Fund”) allocates its assets among a select group of portfolio managers across a variety of long/short strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. The Fund is composed of managers that operate portfolios of stocks, usually based on bottom-up equity research.

For the year ended January 31, 2012, the Fund had a total return of -0.95%.1 For the period from commencement of investment activities on September 1, 2002 through January 31, 2012, the Fund had an average annual return of 4.40%.

The past year was another difficult one for long/short managers as elevated stock correlations presented challenges to individual stock-picking. Correlations rose rapidly and remained elevated through the summer and fall, as macroeconomic headlines promoted a risk-on / risk-off environment. For the year, international investments, which represent approximately 1/3 of the Fund’s long exposure, were particularly weak, as were positions in energy exploration companies and financial institutions.

Short-biased managers were the strongest performing group during the year as they collectively outperformed the S&P 500, which returned 4.2% over the 12 months ending January 2012. Sector-focused managers also contributed gains; however, losses from directional equity managers offset gains from other strategies.

In a number of cases, manager long positions suffered due to sharp multiple compression in companies with excellent growth prospects. Although most of these companies saw their earnings expand at or above expectations, the uncertain macroeconomic picture made investors less willing to pay for growth. In this kind of environment, mega-cap quality companies, like Apple, tended to outperform. Although some of our managers benefited from investments in this area, more managers were invested in small- to mid-cap companies where they believe they can provide differential insight.

Last year reinforced the value in selecting managers with a strong discipline of identifying single stock shorts as short-biased managers realized gains in an up-market. One fruitful area was shorting sectors more vulnerable to a cyclical slowdown. Meanwhile, in the technology sector, our managers profited from shorting certain alternative energy names facing supply overcapacity and lower-than-expected demand.

1 Returns are net of expenses and fees incurred at the Fund level and do not reflect Program fees.

The accompanying notes are an integral part of the financial statements.	3

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Aetos Capital Distressed Investment Strategies Fund, LLC

Aetos Capital Long/Short Strategies Fund, LLC

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC, and Aetos Capital Long/Short Strategies Fund, LLC (each a "Fund" and collectively the "Funds") at January 31, 2012, the results of each of their operations and cash flows for the year then ended, the changes in each of their members' capital for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying portfolio funds at January 31, 2012, provide a reasonable basis for our opinion.

As discussed in Note 2, the financial statements include fair value measurements which have been estimated by the Investment Manager, under the general supervision of the Board of Managers using unobservable inputs in the absence of observable inputs. Those estimated fair values may differ significantly from fair values measured using observable inputs. As discussed in Note 2, at January 31, 2012, fair value measurements estimated using unobservable inputs in the absence of observable inputs held by Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC, and Aetos Capital Long/Short Strategies Fund, LLC are $546,663,758 (92.30% of the Fund's members' capital), $452,576,314 (93.83% of the Fund's members' capital), and $913,265,740 (91.95% of the Fund's members' capital), respectively.

PricewaterhouseCoopers LLP

New York, New York

March 30, 2012

The accompanying notes are an integral part of the financial statements.	4

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments

January 31, 2012

Portfolio Fund Name	Cost	Value	% of Members' Capital(2)

AQR RT Fund, L.P.	$40,000,000	$41,146,420	6.95%
CNH CA Institutional Fund, L.P.	20,589,231	25,638,461	4.33
Davidson Kempner Partners	75,543,694	102,040,095	17.23
Farallon Capital Offshore Investors, Inc.	88,172,893	98,303,085	16.60
FFIP, L.P.	61,630,000	98,506,438	16.63
GMO Mean Reversion Fund (Onshore)	40,692,369	33,464,461	5.65
Luxor Capital Partners, LP	25,000,000	24,544,237	4.14
Oceanwood Global Opportunities Fund LP	55,000,000	65,497,933	11.06
Parsec Trading Corp.	59,555,465	56,545,467	9.55
Sowood Alpha Fund LP(1)	1,625,301	977,161	0.16
Total Portfolio Funds	467,808,953	546,663,758	92.30

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%[3] (Shares 13,602,691)	13,602,691	13,602,691	2.29
	$481,411,644	$560,266,449	94.59%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $592,293,466.

3 Rate disclosed is the 7-day effective yield as of 01/31/12

* Global Tactical Asset Allocation

The aggregate cost of investments for tax purposes was $528,170,157. Net unrealized appreciation on investments for tax purposes was $32,096,292 consisting of $54,427,609 of gross unrealized appreciation and $22,331,317 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 92.30% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.	5

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments

January 31, 2012

Portfolio Fund Name	Cost	Value	% of Members' Capital(1)

AG Mortgage Value Partners, L.P.	$38,987,029	$52,461,171	10.88%
Anchorage Capital Partners, L.P.	65,000,000	80,896,042	16.77
Aurelius Capital Partners, LP	55,500,000	77,693,507	16.11
Centerbridge Credit Partners, L.P.	43,250,000	47,260,022	9.80
Davidson Kempner Distressed Opportunities Fund LP	36,411,206	41,833,185	8.67
King Street Capital, L.P.	48,932,817	76,015,021	15.76
One East Partners, L.P.	4,256,511	2,439,230	0.51
Silver Point Capital Fund, L.P.	4,329,963	5,899,050	1.22
Watershed Capital Partners, L.P.	59,050,000	68,079,086	14.11
Total Portfolio Funds	355,717,526	452,576,314	93.83

Money Market Investment
JPMorgan U.S Government Money Market Fund,
Agency Shares, 0.01%[2] (Shares 24,596,306)	24,596,306	24,596,306	5.10
	$380,313,832	$477,172,620	98.93%

1 Percentages are based on Members’ Capital of $482,318,951.

2 Rate disclosed is the 7-day effective yield as of 01/31/12.

The aggregate cost of investments for tax purposes was $446,196,823. Net unrealized appreciation on investments for tax purposes was $30,975,797 consisting of $34,484,819 of gross unrealized appreciation and $3,509,022 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.83% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.	6

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments

January 31, 2012

Portfolio Fund Name	Cost	Value	% of Members' Capital(2)

Brookside Capital Partners Fund II, L.P.	$63,680,781	$59,677,746	6.01%
Cadian Fund LP	60,000,000	87,379,056	8.80
Cadmus Capital Partners (QP), LP(1)	1,142,559	216,001	0.02
CamCap Energy, L.P.	46,009,001	46,309,559	4.66
Conatus Capital Partners LP	37,544,546	44,127,561	4.44
Copper River Partners, L.P. (1)	542,124	185,257	0.02
Egerton Capital Partners, L.P.	50,000,000	48,990,339	4.93
GMO Tactical Opportunities Fund (Onshore)	33,753,495	34,046,061	3.43
Joho Partners, L.P.	84,124,988	100,751,961	10.14
Kriticos International Limited	36,311,398	33,253,978	3.35
Moon Capital Global Equity Fund, LP	60,000,000	60,265,927	6.07
MW European TOPS Fund	70,327,676	75,148,113	7.57
North River Partners, L.P.	51,783,623	61,832,884	6.23
Route One Fund I, L.P.	10,000,000	10,342,786	1.04
Samlyn Onshore Fund, LP	24,366,413	24,251,989	2.44
Sansar Capital Holdings, Ltd (1)	299,786	346,142	0.03
Spindrift Partners, L.P.	1,317,380	1,237,620	0.12

The accompanying notes are an integral part of the financial statements.	7

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Concluded)

January 31, 2012

Portfolio Fund Name	Cost	Value	% of Members' Capital(2)

The Elkhorn Fund, LLC	38,549,893	40,909,000	4.12
Tiger Consumer Partners, L.P.	60,000,000	67,895,931	6.84
Viking Global Equities LP	58,460,934	116,097,829	11.69
Total Portfolio Funds	788,214,597	913,265,740	91.95

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%[3] (Shares 90,160,038)	90,160,038	90,160,038	9.07
	$878,374,635	$1,003,425,778	101.02%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $993,246,538.

3 Rate disclosed is the 7-day effective yield as of 01/31/12

The aggregate cost of investments for tax purposes was $954,283,663. Net unrealized appreciation on investments for tax purposes was $49,142,115 consisting of $74,640,856 of gross unrealized appreciation and $25,498,741 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 91.95% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.	8

Statements of Assets and Liabilities

January 31, 2012

		Aetos Capital
	Aetos Capital	Distressed	Aetos Capital
	Multi-Strategy	Investment	Long/Short
	Arbitrage	Strategies	Strategies
	Fund, LLC	Fund, LLC	Fund, LLC
Assets
Investments in Portfolio Funds and Money Market Investment, at cost	$481,411,644	$380,313,832	$878,374,635
Investments in Portfolio Funds and Money Market Investment, at value	$560,266,449	$477,172,620	$1,003,425,778
Investments in Portfolio Funds, in advance	40,000,000	10,000,000	—
Receivable for sale of investments	16,753	1,452,563	3,801,323
Accrued income	553	412	765
Total assets	600,283,755	488,625,595	1,007,227,866

Liabilities
Redemptions of Interests payable	7,359,824	5,654,065	13,125,316
Investment management fees payable	370,415	301,638	621,167
Board of Managers’ fees payable	13,975	13,975	13,975
Other accrued expenses	246,075	336,966	220,870
Total liabilities	7,990,289	6,306,644	13,981,328

Net Members’ Capital	$592,293,466	$482,318,951	$993,246,538

Members’ Capital
Net capital	$513,438,661	$385,460,163	$868,195,395
Net unrealized appreciation on investment in
Portfolio Funds	78,854,805	96,858,788	125,051,143
Members’ Capital	$592,293,466	$482,318,951	$993,246,538

The accompanying notes are an integral part of the financial statements.	9

Statements of Operations

For the year ended January 31, 2012

		Aetos Capital
	Aetos Capital	Distressed	Aetos Capital
	Multi-Strategy	Investment	Long/Short
	Arbitrage	Strategies	Strategies
	Fund, LLC	Fund, LLC	Fund, LLC
Investment income:
Dividends from money market funds	$8,884	$9,126	$22,641
Income distribution from Portfolio Fund	—	2,997,763	—
Total investment income	8,884	3,006,889	22,641

Expenses:
Investment management fees	4,664,564	3,706,913	7,962,509
Administration fees	431,625	343,620	737,150
Board of Managers’ fees	55,900	55,900	55,900
Professional fees	181,428	368,413	271,937
Custodian fees	74,697	65,194	125,917
Registration fees	17,345	17,367	27,212
Printing fees	10,056	10,056	11,701
Other expenses	15,990	14,831	20,755
Total expenses	5,451,605	4,582,294	9,213,081
Net investment loss	(5,442,721)	(1,575,405)	(9,190,440)

Net gain/(loss) on Portfolio Funds sold	10,368,139	2,125,042	28,082,367

Net change in unrealized appreciation on investments in Portfolio Funds	(7,835,870)	(12,703,414)	(30,090,819)

Net decrease in Members’ Capital derived from investment activities	$(2,910,452)	$(12,153,777)	$(11,198,892)

The accompanying notes are an integral part of the financial statements.	10

Statements of Changes in Members’ Capital

For the year ended January 31, 2011 and January 31, 2012

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC		Aetos Capital Distressed Investment Strategies Fund, LLC
	2/1/11 –	2/1/10 –	2/1/11 –	2/1/10 –
	1/31/12	1/31/11	1/31/12	1/31/11
From investment activities:
Net investment loss	$(5,442,721)	$(5,366,310)	$(1,575,405)	$(4,376,989)
Net gain on Portfolio Funds sold	10,368,139	3,135,017	2,125,042	4,070,414
Net change in unrealized appreciation/ (depreciation) on investments in Portfolio Funds	(7,835,870)	47,362,179	(12,703,414)	41,588,108
Net increase/(decrease) in Members’ Capital derived from investment activities	(2,910,452)	45,130,886	(12,153,777)	41,281,533

Distributions:
Tax withholding on behalf of foreign investors	(431,448)	(336,862)	(422,820)	(258,487)
Total distributions	(431,448)	(336,862)	(422,820)	(258,487)

Members’ Capital transactions:
Proceeds from sales of Interests	47,272,439	97,589,531	62,101,482	69,767,281
Redemptions of Interests	(76,032,010)	(28,529,095)	(59,653,728)	(43,364,558)
Transfers of Interests	155,700	4,510,000	216,000	36,000
Net increase/(decrease) in Members’ Capital derived from capital transactions	(28,603,871)	73,570,436	2,663,754	26,438,723
Net increase/(decrease) in Members’ Capital	(31,945,771)	118,364,460	(9,912,843)	67,461,769
Members’ Capital at beginning of year	624,239,237	505,874,777	492,231,794	424,770,025
Members’ Capital at end of year	$592,293,466	$624,239,237	$482,318,951	$492,231,794

The accompanying notes are an integral part of the financial statements.	11

Statements of Changes in Members’ Capital (concluded)

For the year ended January 31, 2011 and January 31, 2012

	Aetos Capital Long/Short Strategies Fund, LLC
	2/1/11 –	2/1/10 –
	1/31/12	1/31/11
From investment activities:
Net investment loss	$(9,190,440)	$(7,784,947)
Net gain/(loss) on Portfolio Funds sold	28,082,367	(419,008)
Net change in unrealized appreciation/(depreciation) on investments in Portfolio Funds	(30,090,819)	57,141,577
Net increase/(decrease) in Members’ Capital derived from investment activities	(11,198,892)	48,937,622

Distributions:
Tax withholding on behalf of foreign investors	(774,375)	(788,331)
Total distributions	(774,375)	(788,331)

Members’ Capital transactions:
Proceeds from transfer of Assets	—	138,947,112
Proceeds from sales of Interests	71,615,169	169,752,735
Redemptions of Interests	(135,358,246)	(66,909,500)
Transfers of Interests	(371,700)	(1,546,000)
Net increase/(decrease) in Members’ Capital derived from capital transactions	(64,114,777)	240,244,347
Net increase/(decrease) in Members’ Capital	(76,088,044)	288,393,638
Members’ Capital at beginning of year	1,069,334,582	780,940,944
Members’ Capital at end of year	$993,246,538	$1,069,334,582

The accompanying notes are an integral part of the financial statements.	12

Statements of Cash Flows

For the year ended January 31, 2012

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC
Cash Flows Used in Operating Activities
Net decrease in Members’ Capital derived from investment activities	$(2,910,452)	$(12,153,777)	$(11,198,892)
Adjustments to reconcile net decrease in Members’ Capital from investment activities to net cash used in operating activities
Purchases of Portfolio Funds	(50,000,000)	(28,000,000)	(206,311,398)
Net Purchases of Money Market Investments	(13,602,691)	(24,596,306)	(90,160,038)
Sales of Portfolio Funds	59,497,825	13,837,827	230,570,688
Net gain on Portfolio Funds sold	(10,368,139)	(2,125,042)	(28,082,367)
Net change in unrealized appreciation on Investments in Portfolio Funds	7,835,870	12,703,414	30,090,819
Increase in accrued income	(553)	(412)	(765)
Decrease in investment management fees payable	(19,979)	(6,199)	(47,585)
Increase/(decrease) in Board of Managers’ fees payable	3,072	3,072	(3,469)
Decrease in other accrued expenses	(106,043)	(11,270)	(109,391)

Net cash used in operating activities	(9,671,090)	(40,348,693)	(75,252,398)

Distributions
Tax withholding on behalf of foreign investors	(431,448)	(422,820)	(774,375)

Cash Flows From Financing Activities
Proceeds from sales of Interests	47,147,439	62,063,982	71,527,669
Redemptions of Interests	(70,563,994)	(57,396,584)	(124,922,186)
Transfers of Interests	155,700	216,000	(371,700)
Net cash (used in)/provided by financing activities	(23,260,855)	4,883,398	(53,766,217)

Net decrease in cash	(33,363,393)	(35,888,115)	(129,792,990)
Cash, beginning of year	33,363,393	35,888,115	129,792,990
Cash, end of year	$—	$—	$—

The accompanying notes are an integral part of the financial statements.	13

Financial Highlights

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	2/1/11 - 1/31/12	2/1/10 - 1/31/11	2/1/09 - 1/31/10	2/1/08 - 1/31/09	2/1/07 - 1/31/08

Total return(1)	(0.49)%	8.37%	21.29%	(20.29)%	(1.76)%

Net assets, end of period (000's)	$592,293	$624,239	$505,875	$388,683	$574,125

Ratios to average net assets:
Expenses(2)(3)	0.88%	0.95%	0.98%	0.96%	0.90%

Net investment loss	(0.88)%	(0.94)%	(0.96)%	(0.80)%	(0.62)%

Portfolio turnover rate	5.97%	3.81%	11.01%	5.35%	14.01%

(1)	Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2)	Expense ratios do not reflect the Fund’s proportionate share of expenses of the Portfolio Funds.
(3)	The expense ratios do not include the Program Fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.	14

Financial Highlights (continued)

	Aetos Capital Distressed Investment Strategies Fund, LLC
	2/1/11 - 1/31/12	2/1/10 - 1/31/11	2/1/09 - 1/31/10	2/1/08 - 1/31/09	2/1/07 - 1/31/08

Total return(1)	(2.60)%	9.58%	22.03%	(8.57)%	4.32%

Net assets, end of period (000's)	$482,319	$492,232	$424,770	$353,674	$168,426

Ratios to average net assets:
Expenses(2)(3)	0.93%	0.96%	1.00%	1.02%	1.03%
Expenses, net of waivers and reimbursements(2)(3)	0.93%	0.96%	1.00%	1.01%	0.99%

Net investment loss, before waivers and reimbursments	(0.32)%	(0.96)%	(0.95)%	(0.30)%	(0.69)%
Net investment loss, net of waivers and reimbursments	(0.32)%	(0.96)%	(0.95)%	(0.29)%	(0.65)%

Portfolio turnover rate	2.69%	7.10%	6.74%	12.51%	0.00%

(1)	Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2)	Expense ratios do not reflect the Fund’s proportionate share of expenses of the Portfolio Funds.
(3)	The expense ratios do not include the Program Fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.	15

Financial Highlights (concluded)

	Aetos Capital Long/Short Strategies Fund, LLC
	2/1/11 - 1/31/12	2/1/10 - 1/31/11	2/1/09 - 1/31/10	2/1/08 - 1/31/09	2/1/07 - 1/31/08

Total return(1)	(0.95)%	5.94%	3.57%	(9.33)%	7.04%

Net assets, end of period (000's)	$993,247	$1,069,335	$780,941	$883,774	$1,043,373

Ratios to average net assets:
Expenses(2)(3)	0.87%	0.90%	0.89%	0.88%	0.88%

Net investment loss	(0.87)%	(0.90)%	(0.86)%	(0.63)%	(0.66)%

Portfolio turnover rate	22.41%	12.35%	42.29%	12.24%	20.12%

(1)	Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2)	Expense ratios do not reflect the Fund’s proportionate share of expenses of the Portfolio Funds.
(3)	The expense ratios do not include the Program Fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.	16

Notes to Financial Statements

January 31, 2012

1. Organization

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, and the Aetos Capital Long/Short Strategies Fund, LLC (collectively the “Funds” and individually a “Fund”) were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) (“Portfolio Funds”) that utilize a variety of alternative investment strategies that seek to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure. Feeder Funds invest substantially all of their investable assets in the Funds. As of January 31, 2012 the Feeder Funds’ beneficial ownership of their corresponding Master Funds’ members’ capital are 80%, 85% and 84% for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund and Aetos Capital Long/Short Strategies Cayman Fund, and 1%, 1% and 1%, for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund II, Aetos Capital Distressed Investment Strategies Cayman Fund II and Aetos Capital Long/Short Strategies Cayman Fund II respectively. The Investment Manager may receive an additional management fee and/or an incentive fee at the feeder fund level.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

17

Notes to Financial Statements (continued)

1. Organization (continued)

The Funds may offer, from time to time, to repurchase outstanding members’ interests (“Interests”) pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds’ Board of Managers (the “Board”) in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates, and such differences could be material.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds’ Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund’s pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds and any restrictions on or illiquidity of the interests in the Portfolio Funds, in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts a Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

18

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The FASB issued ASC Topic 820, Fair Value Measurements and Disclosures which establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly the fair value hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3). The levels of the fair value hierarchy under FASB ASC Topic 820-10-35-39 to 55 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable;

Inputs broadly refer to assumptions that market participants use to make valuation decisions, including assumptions about risk. ASC Topic 820-10-35-59 permits the Investment Manager to estimate the fair value of the investments in the Portfolio Funds at the net asset value reported by the Portfolio Funds if the net asset value is calculated in a manner consistent with the measurement principles of ASC Topic 946, Financial Services – Investment Companies. The Investment Manager evaluates each Portfolio Fund individually to determine that its net asset value is calculated in a manner consistent with ASC 946. The Investment Manager also considers whether an adjustment to the net asset value reported by the Portfolio Fund is necessary based upon various factors, including, but not limited to, the attributes of the interest in the Portfolio Fund held, including the rights and obligations, and any restrictions on or illiquidity of such interests, and the fair value of such Portfolio Fund’s investment portfolio or other assets and liabilities. The Investment Manager also considers such factors in determining whether a Portfolio Fund should be classified as Level 2 or Level 3 within the fair value hierarchy.

19

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of January 31, 2012:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Statistical Arbitrage	$—	$41,146,420	$—	$41,146,420
Convertible Arbitrage	—	25,638,461	—	25,638,461
Event Driven Arbitrage	—	90,042,170	201,320,341	291,362,511
Fixed Income Arbitrage	—	56,545,467	98,506,438	155,051,905
Multi-Strategy/GTAA	—	33,464,461	—	33,464,461
Money Market Investment	13,602,691	—	—	13,602,691
Total Investments	$13,602,691	$246,836,979	$299,826,779	$560,266,449

Aetos Capital Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Distressed - Long Biased	$—	$120,540,257	$97,431,487	$217,971,744
Distressed - Variable Biased	—	—	234,604,570	234,604,570
Money Market Investment	24,596,306	—	—	24,596,306
Total Investments	$24,596,306	$120,540,257	$332,036,057	$477,172,620

Aetos Capital Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Equity Hedged - Sector Specialist	$—	$129,728,815	$87,379,056	$217,107,871
Equity Hedged - Generalist	—	119,275,674	412,513,239	531,788,913
Directional Equity	—	95,299,898	1,583,762	96,883,660
Short-Biased Equity	—	34,046,061	33,439,235	67,485,296
Money Market Investment	90,160,038	—	—	90,160,038
Total Investments	$90,160,038	$378,350,448	$534,915,292	$1,003,425,778

During the year there were no transfers into or out of Level 1. The changes in investments classified as Level 3 are discussed below using the ‘beginning of period method’ which assumes the investment entity would be transferred into or out of Level 3 at fair value at the beginning of the reporting period and are as follows for the year ended January 31, 2012.

Transfers between Level 2 and Level 3 reflect the impact of investment activity and/or investment holding periods on the Funds’ fair value hierarchy.

20

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Event Driven Arbitrage	Fixed Income Arbitrage	Total
Beginning Balance as of 1/31/11	$195,253,212	$91,678,684	$286,931,896
Realized Gain/(Loss)	(32,624)	—	(32,624)
Change in Unrealized Appreciation/ (Depreciation)	1,116,506	6,827,754	7,944,260
Purchases	5,000,000	—	5,000,000
Sales	(16,753)	—	(16,753)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending Balance as of 1/31/12	$201,320,341	$98,506,438	$299,826,779

Aetos Distressed Investment Strategies Fund, LLC

	Distressed - Long Biased	Distressed - Variable Biased	Total
Beginning Balance as of 1/31/11	$196,883,929	$165,364,127	$362,248,056
Realized Gain/(Loss)	496,432	1,882,817	2,379,249
Change in Unrealized Appreciation/ (Depreciation)	(375,997)	(13,650,879)	(14,026,876)
Purchases	13,000,000	5,000,000	18,000,000
Sales	(8,356,084)	(4,000,000)	(12,356,084)
Transfers in to Level 3	—	80,008,505	80,008,505
Transfers out of Level 3	(104,216,793)	—	(104,216,793)
Ending Balance as of 1/31/12	$97,431,487	$234,604,570	$332,036,057

Aetos Capital Long/Short Strategies Fund, LLC

	Equity Hedged - Sector Specialist	Equity Hedged - Generalist	Directional Equity	Short-Biased Equity	Total
Beginning Balance as of 1/31/11	$184,786,555	$342,885,667	$65,819,809	$37,604,573	$631,096,604
Realized Gain/(Loss)	28,880,521	(1,603,586)	20,499	787,306	28,084,740
Change in Unrealized Appreciation/ (Depreciation)	(30,718,680)	1,621,216	1,165	1,691,386	(27,404,913)
Purchases	10,000,000	85,000,000	—	41,311,398	136,311,398
Sales	(50,576,184)	(15,390,058)	(800,320)	(47,955,428)	(114,721,990)
Transfers in to Level 3	—	—	—	—	—
Transfers out of Level 3	(54,993,156)	—	(63,457,391)	—	(118,450,547)
Ending Balance as of 1/31/12	$87,379,056	$412,513,239	$1,583,762	$33,439,235	$534,915,292

21

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

All net realized gains and losses and changes in unrealized appreciation and depreciation in the preceding table are included in the Statements of Operations. The changes in net unrealized appreciation/(depreciation) of investments in Portfolio Funds still held by the Funds at January 31, 2012 were as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Fixed Income Arbitrage	Event Driven Arbitrage	Total
Change in unrealized appreciation	$6,827,754	$1,083,881	$7,911,635

Aetos Capital Distressed Investment Strategies Fund, LLC

	Distressed - Variable Biased	Distressed - Long Biased	Total
Change in unrealized depreciation	$(12,449,890)	$(133,174)	$(12,583,064)

Aetos Capital Long/Short Strategies Fund, LLC

	Short-Biased Equity	Directional Equity	Equity Hedged - Generalist	Equity Hedged - Sector Specialist	Total
Change in unrealized appreciation/(depreciation)	$(3,061,556)	$(15,404)	$2,477,449	$4,340,658	$3,741,147

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

C. Fund Income and Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses are recorded on an accrual basis. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Interest income is recorded on an accrual basis and consists of interest earned on cash. Dividend income is recorded on the ex-dividend date.

22

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination, the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant.

Such withholdings are listed as distributions in the Statements of Changes in Members’ Capital, and are allocated to the individual Members’ Capital accounts to which they apply.

The Investment Manager applies the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Investment Manager to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. However, the Investment Manager's conclusions regarding Accounting for Uncertainty in Income Taxes may be subject to review and adjustment at a later date based on on-going analyses of tax laws, regulations and interpretations thereof and other factors. Each of the Fund's federal, state and local tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service and local tax authorities.

E. Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.

G. Cash

Cash is defined as cash on deposit at financial institutions.

23

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

H. Adoption of New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-04, "Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities. Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed. ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. Management is currently evaluating the impact adoption of ASU 2011-04 will have on the Funds’ financial statement disclosures.

3. Investment Manager Fee, Related Party Transactions and Other

The Funds pay the Investment Manager a monthly management fee (the “Management Fee”) at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager may also be paid a Program Fee outside of the Funds for services rendered to investors. The Program Fee is paid directly by the investors at an annual rate of up to 0.50% of an investor’s assets in the Funds. The Program Fee may also include an annual performance-based incentive fee outside of the Funds based on the return of an investor’s account with the Investment Manager.

HedgeServ Limited, (the “Administrator”) provides administration, accounting and investor services to the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on prior month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million, 0.07% on net assets between $500 million and $750 million and 0.06% on net assets over $750 million, and will reimburse the Administrator for certain out-of-pocket expenses.

24

Notes to Financial Statements (continued)

3. Investment Manager Fee, Related Party Transactions and Other (continued)

JPMorgan Chase Bank, N.A. acts as the custodian (the “Custodian”) for the Funds’ assets. In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end underlying Portfolio Funds value, at an annual rate of up to 0.01%. Each Fund also pays the Custodian $15,000 annually to act as qualified Custodian for each Cayman feeder fund.

Each Member of the Board who is not an “interested person” of the Funds as defined by the 1940 Act receives an annual retainer of $39,500 and regular quarterly meeting fees of $3,875 per meeting (additional meeting fees are $500 per meeting). The chairman of the audit committee receives an additional annual retainer of $2,700. Any Manager who is an “interested person” does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members’ respective investment percentages.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, use of leverage and swap contracts. The Funds’ risk of loss in these Portfolio Funds is limited to the value of their investments in the Portfolio Funds.

5. Fund Merger

On January 1, 2011, Aetos Capital Opportunities Fund, LLC was reorganized into Aetos Capital Long/Short Strategies Fund, LLC. The value of the Aetos Capital Opportunities Fund, LLC on January 1, 2011, was $138,947,112, which was comprised of $124,512,583 of investments in Portfolio Funds, $14,767,777 of cash, $51,710 of receivable for sale of investments, $278,387 of redemptions of interests payable, and $106,571 of expenses payable.

25

Notes to Financial Statements (continued)

5. Fund Merger (continued)

Assuming the reorganization had been completed on February 1, 2010, the Aetos Long/Short Strategies Fund, LLC pro-forma results of operations for the year ended January 31, 2011 are as follows:

Net investment loss	(9,272,617)
Net loss on Portfolio Funds sold	(1,981,810)
Net change in unrealized appreciation on investments in Portfolio funds	66,004,226
Tax withholding on behalf of foreign investors	(1,361,123)
Net increase in net assets resulting from operations	53,388,676

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of changes in net assets attributable to Aetos Capital Opportunities Fund, LLC that have been included in the Statement of Operations.

6. Risk Factors

Limitations on the Funds’ ability to withdraw their assets from Portfolio Funds may limit the Funds’ ability to repurchase their Interests. For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as monthly, quarterly, semi-annually or annually. Many Portfolio Funds may also indefinitely suspend redemptions or establish restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or “gate.” In instances where the primary source of funds to repurchase Interests will be withdrawals from Portfolio Funds, the application of these lock-ups and withdrawal limitations may significantly limit the Funds’ ability to repurchase their Interests.

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Such risks include those related to the volatility of the equity, credit, and currency markets, the use leverage associated with certain fixed income strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments and counterparty and broker arrangements.

Some of the Portfolio Funds in which the Funds invest may invest all or a portion of their assets in securities which are illiquid or, are subject to an anticipated event. These Portfolio Funds may create "side pockets" in which to hold these securities, i.e. series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Portfolio Fund’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities.

26

Notes to Financial Statements (continued)

6. Risk Factors (continued)

These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the investment fund’s regular series or classes of shares. Should the Funds seek to liquidate their investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Funds might not be able to fully liquidate their investments without delay, which could be considerable. In such cases, during the period until the Funds are permitted to fully liquidate the investment in the Portfolio Fund, the value of the investment could fluctuate.

The Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value.

The Portfolio Funds may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States of America, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Portfolio Fund. Such concentrations may subject the Portfolio Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Investment Transactions

For the year ended January 31, 2012, purchases and sales of Portfolio Funds were as follows:

Fund	Purchases	Sales
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$35,000,000	$59,514,578
Aetos Capital Distressed Investment Strategies Fund, LLC	33,000,000	12,356,085
Aetos Capital Long/Short Strategies Fund, LLC	221,311,398	232,051,652

27

Notes to Financial Statements (continued)

8. Investments

As of January 31, 2012, collectively the Funds had investments in thirty-nine Portfolio Funds, none of which were related parties. The following table lists the Funds’ investments in Portfolio Funds as of January 31, 2012. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds generally provide for periodic redemptions, with lock-up provisions ranging up to 3 years from initial investment. The liquidity provisions shown in the following tables apply after any applicable lock-up provisions.

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Funds allowing monthly withdrawals (notice period of 30 days)	2	17.87%
Funds allowing quarterly withdrawals (notice periods ranging from 14 to 90 days)	4	27.28%
Funds allowing semi-annual withdrawals (notice period of 65 days)	1	18.67%
Funds allowing annual withdrawals (notice periods ranging from 45 to 60 days)	2	36.00%
Funds in liquidation	1	0.18%

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Capital Distressed Investment Strategies Fund, LLC
Funds allowing quarterly withdrawals (notice periods ranging from 65 to 90 days)	3	43.43%
Funds allowing semi-annual withdrawals (notice period of 65 days)	1	17.17%
Funds allowing annual withdrawals (notice periods ranging from 60 to 90 days)	2	27.12%
Funds allowing bi-annual withdrawals (notice period of 90 days)	1	10.44%
Funds fully comprised of side-pocket investments	2	1.84%

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Capital Long/Short Strategies Fund, LLC
Funds allowing monthly withdrawals (notice periods ranging from 5 to 30 days)	3	17.32%
Funds allowing quarterly withdrawals (notice periods ranging from 30 to 90 days)	9	54.93%
Funds allowing semi-annual withdrawals (notice periods ranging from 30 to 45 days)	2	13.69%
Funds allowing annual withdrawals (notice period of 45 days)	2	13.84%
Funds fully comprised of side-pocket investments	1	0.14%
Funds in liquidation	3	0.08%

28

Notes to Financial Statements (continued)

8. Investments (continued)

The following tables list the Funds’ investment in Portfolio Funds as of January 31, 2012:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Portfolio Fund Name	Strategy	Fair Value 1/31/2012	% of Members' Capital	Liquidity*
AQR RT Fund, L.P.	Statistical Arbitrage	$41,146,420	6.95%	Monthly
CNH CA Institutional Fund, L.P.	Convertible Arbitrage	25,638,461	4.33	Quarterly
Davidson Kempner Partners	Event Driven Arbitrage	102,040,095	17.23	Semi-Annual
Farallon Capital Offshore Investors, Inc.	Event Driven Arbitrage	98,303,085	16.60	Annual
FFIP, L.P.	Fixed Income Arbitrage	98,506,438	16.63	Annual**
GMO Mean Reversion Fund (Onshore)	Multi-Strategy/GTAA	33,464,461	5.65	Quarterly
Luxor Capital Partners, LP	Event Driven Arbitrage	24,544,237	4.14	Quarterly
Oceanwood Global Opportunities Fund LP	Event Driven Arbitrage	65,497,933	11.06	Quarterly
Parsec Trading Corp.	Fixed Income Arbitrage	56,545,467	9.55	Monthly
Sowood Alpha Fund LP	Event Driven Arbitrage	977,161	0.16	Liquidating
Total		$546,663,758	92.30%

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

**All or a portion of the investment is subject to lock-up provision.

Aetos Capital Distressed Investment Strategies Fund, LLC

Portfolio Fund Name	Strategy	Fair Value 1/31/2012	% of Members' Capital	Liquidity*
AG Mortgage Value Partners, L.P.	Distressed - Long Biased	$52,461,171	10.88%	Quarterly
Anchorage Capital Partners, L.P.	Distressed - Variable Biased	80,896,042	16.77	Annual**
Aurelius Capital Partners, LP	Distressed - Variable Biased	77,693,507	16.11	Semi-Annual
Centerbridge Credit Partners, L.P.	Distressed - Long Biased	47,260,022	9.80	Bi-Annual**
Davidson Kempner Distressed Opportunities Fund LP	Distressed - Long Biased	41,833,185	8.67	Annual
King Street Capital, L.P.	Distressed - Variable Biased	76,015,021	15.76	Quarterly
One East Partners, L.P.	Distressed - Long Biased	2,439,230	0.51	Side-Pockets Only
Silver Point Capital Fund, L.P.	Distressed - Long Biased	5,899,050	1.22	Side-Pockets Only
Watershed Capital Partners, L.P.	Distressed - Long Biased	68,079,086	14.11	Quarterly
Total		$452,576,314	93.83%

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

**All or a portion of the investment is subject to lock-up provision.

29

Notes to Financial Statements (continued)

8. Investments (continued)

Aetos Capital Long/Short Strategies Fund, LLC

Portfolio Fund Name	Strategy	Fair Value 1/31/2012	% of Members' Capital	Liquidity*
Brookside Capital Partners Fund II, L.P.	Equity Hedged - Generalist	59,677,746	6.01	Quarterly**
Cadian Fund LP	Equity Hedged - Sector Specialist	87,379,056	8.80	Quarterly**
Cadmus Capital Partners (QP), LP	Equity Hedged - Generalist	216,001	0.02	Liquidating
CamCap Energy, L.P.	Directional Equity	46,309,559	4.66	Quarterly
Conatus Capital Partners LP	Equity Hedged - Generalist	44,127,561	4.44	Quarterly
Copper River Partners, L.P.	Short-Biased Equity	185,257	0.02	Liquidating
Egerton Capital Partners, L.P.	Directional Equity	48,990,339	4.93	Monthly
GMO Tactical Opportunities Fund (Onshore)	Short-Biased Equity	34,046,061	3.43	Monthly
Joho Partners, L.P.	Equity Hedged - Generalist	100,751,961	10.14	Semi-Annual
Kriticos International Limited	Short-Biased Equity	33,253,978	3.35	Quarterly**
Moon Capital Global Equity Fund, LP	Equity Hedged - Generalist	60,265,927	6.07	Quarterly**
MW European TOPS Fund	Equity Hedged - Generalist	75,148,113	7.57	Monthly
North River Partners, L.P.	Equity Hedged - Sector Specialist	61,832,884	6.23	Quarterly
Route One Fund I, L.P.	Equity Hedged - Generalist	10,342,786	1.04	Annual
Samlyn Onshore Fund, LP	Equity Hedged - Generalist	24,251,989	2.44	Semi-Annual**
Sansar Capital Holdings, Ltd	Directional Equity	346,142	0.03	Liquidating
Spindrift Partners, L.P.	Directional Equity	1,237,620	0.12	Side-Pockets Only
The Elkhorn Fund, LLC	Equity Hedged - Generalist	40,909,000	4.12	Quarterly**
Tiger Consumer Partners, L.P.	Equity Hedged - Sector Specialist	67,895,931	6.84	Quarterly
Viking Global Equities LP	Equity Hedged - Generalist	116,097,829	11.69	Annual**
Total		$913,265,740	91.95%

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

**All or a portion of the investment is subject to lock-up provision.

30

Notes to Financial Statements (continued)

9. Commitments

At January 31, 2012, the Funds had made no redemption requests from underlying Portfolio Funds and made the following commitments to purchase Portfolio Funds .

Fund	Amount

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Oceanwood Global Opportunities Fund LP	$30,000,000
Cornwall Domestic LP	10,000,000
$40,000,000

Aetos Capital Distressed Investment Strategies Fund, LLC
AG Mortgage Value Partners LP	$10,000,000
$10,000,000

Aetos Capital Long/Short Strategies Fund, LLC	$-

10. Subsequent Events

Through March 1, 2012, the Funds paid no redemptions and received the following contributions:

Fund	Amount
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$45,032,496
Aetos Capital Distressed Investment Strategies Fund, LLC	12,900,335
Aetos Capital Long/Short Strategies Fund, LLC	25,964,556

The following table summarizes the redemption requests received by the Funds subsequent to January 31, 2012:

Fund	Number of Investors	Estimated Redemption Amount Subsequent to 1/31/12	% of Members’ Capital
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	13	$1,256,964	0.21%
Aetos Capital Distressed Investment Strategies Fund, LLC	13	609,180	0.13%
Aetos Capital Long/Short Strategies Fund, LLC	13	1,419,800	0.14%

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of January 31, 2012.

31

Managers and Officers of the Funds (unaudited)

Name, Address(1), Age	Position(s) Held with Funds	Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years/Other Directorships(3) Held by Board Member	Number of Funds in the Fund Complex Overseen by Manager(4)
Independent Managers:
Ellen Harvey 57	Manager	Since 2002	Principal, Lindsey Criswell LLC, July 2008-Present; Principal, Vanguard, January 2008-June 2008; Senior Vice President, Mercantile Bankshares, February 2003–September 2007	3
Pierre de Saint Phalle 63	Manager	Since 2002	Managing Director, Promontory Financial Group, May 2006-Present.	3
Warren J. Olsen 55	Manager	Since 2003	Chairman and Chief Investment Officer, First Western Investment Management, September 2002-Present.	3
Interested Managers:
Michael Klein(5) 53	Manager and President	Since 2003	Co-President, Aetos Alternatives Management, LLC and Managing Director, Aetos Capital, LLC, March 2000-Present; Director/Trustee of certain funds in the Morgan Stanley Fund Complex, August 2006 - Present	3
Officers:
Anne Casscells 53	Chief Investment Officer	Since 2002	Co-President, Aetos Alternatives Management, LLC and Managing Director, Aetos Capital, LLC, October 2001- Present.	N/A
Scott Sawyer 43	Treasurer	Since 2004	Director, Aetos Capital, LLC, August 2004- Present	N/A
Harold J. Schaaff 51	Vice President and Secretary	Since 2001	General Counsel and Managing Director, Aetos Capital, LLC, March 2001-Present.	N/A

(1)	Each Manager can be contacted by writing to Aetos Capital, LLC 875 Third Avenue, New York, NY 10022.
(2)	Each Manager holds office until the next meeting of shareholders at which Managers are elected following his or her election or appointment and until his successor has been elected and qualified.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
(4)	The “Fund Complex” consists of all registered investment companies for which Aetos Alternatives Management, LLC or any of its affiliates serves as investment adviser.
(5)	Mr. Klein is considered to be an “interested person” of the Fund as defined in the 1940 Act because he is a Co-President of Aetos Alternatives Management, LLC.

32

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Managers has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Warren J. Olsen. Mr. Olsen is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers (“PwC”) Related to the Fund.

PwC billed the Fund aggregate fees for services rendered to the Fund for the last two fiscal years as follows:

		Fiscal 2012			Fiscal 2011
		All fees and services to the Fund that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Fund that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval

(a)	Audit Fees(1)	$34,700	$0	$0	$36,479	$0	$0

(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0

(c)	Tax Fees (2)	$40,743	$0	$0	$201,550	$0	$0

(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax fees relate to preparation of federal and state tax returns.

(e)(1)	The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services (including tax services) to be provided to the Fund and all non-auditing services to be provided to the Fund’s investment adviser (or any affiliate thereof that provides ongoing services to the Fund) if such services relate directly to operations and financial reporting of the Fund.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2012	Fiscal 2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)	The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for Fiscal 2012 and Fiscal 2011, respectively.

(h)	During the past fiscal year no non-audit services were provided by the registrant’s principal accountant to either the registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Aetos Alternatives Management, LLC

Proxy Voting Policy

I.	Introduction

This policy sets forth Aetos Alternatives Management, LLC (“AAM”) policies and procedures for voting proxies with respect to portfolio securities held in the accounts for which AAM provides discretionary investment management services and for which AAM has the explicit authority to vote their proxies. The policy will be reviewed and, if necessary, updated periodically to address new or revised proxy voting issues as they arise.

As an investment manager for various clients, including clients governed by the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), AAM may vote proxies as part of its authority to manage, acquire and dispose of client account assets, unless the “named fiduciary” for an ERISA account has explicitly reserved the authority for itself, or in the case of an account not governed by ERISA, the client investment management agreement does not provide that AAM will vote proxies. When voting proxies for client accounts, AAM will make voting decisions solely in the best interests of its clients and its ERISA plan clients and beneficiaries and participants, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. In fulfilling its obligations to its clients, AAM will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

II.	Routine Corporate Matters

AAM will generally, although not always, vote in support of management on matters which are common management-sponsored initiatives, provided that, in AAM’s opinion, approval of such initiatives will not detract from the economic value of the company’s securities held in AAM client accounts. These matters are set out below:

(i)	Appointment or election of auditors;
(ii)	Routine elections or re-elections of directors;
(iii)	Director’s liability and indemnification;
(iv)	General updating/corrective amendments to charter;
(v)	Name changes;
(vi)	Elimination of cumulative voting; and
(vii)	Elimination of preemptive rights.

III.	Issues Having the Potential for Major Economic Impact

A.	AAM will generally, although not always, vote in support of management initiatives which may have a substantive financial or best interest impact, provided that, in AAM’s opinion, approval of such initiatives will not detract from the economic value of the company’s securities held in AAM client accounts. These matters are set out below:

(i)	Capitalization changes which eliminate other classes of stock and voting rights;
(ii)	Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization;
(iii)	Stock purchase plans with an exercise price of not less than 85% of fair market value;
(iv)	Stock option plans that are incentive based and not excessive;
(v)	Other stock-based plans which are appropriately structured;
(vi)	Reductions in supermajority vote requirements; and
(vii)	Adoption of anti-greenmail provisions.

B.	AAM will generally not vote in support of management on certain issues which have a potential substantive financial or best interest impact when AAM believes that approval of the proposal may negatively impact the economic value of the company’s securities held in AAM client accounts. These matters are set out below:

(i)	Capitalization changes which add classes of stock which are blank check in nature or that dilute the voting interests of existing shareholders;
(ii)	Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders;
(iii)	Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers;
(iv)	Amendments to by-laws which would require supermajority shareholder votes to pass or repeal certain provisions;
(v)	Classified boards of directors;
(vi)	Reincorporation into a state which has more stringent anti-takeover and related provisions;

(vii)	Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding;
(viii)	Excessive compensation or non-salary compensation related proposals;
(ix)	Change-in-control provisions in non-salary compensation plans, employment contracts and severance agreements that benefit management and would be costly to shareholders if triggered; and
(x)	“Other business as properly comes before the meeting” proposals which give a blank check to those acting as proxy.

IV.	Social and Corporate Responsibility Issues

AAM, believing that management’s job is to handle ordinary business matters, and not wanting to arbitrarily impose a judgment on such matters, usually votes with management on these proposals. Third party analyses of these issues are taken into account. If an issue will, in our view negatively impact the investment merits of a company, we will oppose it.

V.	Conflict of Interests

Situations may arise where there are material conflicts between AAM’s interest and those of its advisory clients. AAM may resolve potential conflicts by using any of the following methods: (1) adopting a policy of disclosing the conflict to clients and obtaining their consent before voting: (2) basing the proxy vote on pre-determined voting guidelines if the application of the guidelines to the matter do not involve the exercise of discretion on the part of AAM; or (3) using the recommendations of an independent third party.

VI.	Proxy Voting Record Retention

AAM retains the following records: (1) proxy voting policies and procedures; (2) proxy statements; (3) records of votes cast on behalf of clients; (4) records of clients’ requests for proxy voting information; and (5) any documents prepared by or on behalf of AAM that were material in making decisions on how to vote. AAM retains the above-mentioned records for a minimum of five years.

VII.	Proxy Administration

AAM’s internal Proxy Committee (the “Committee”) develops the firm’s positions on all major corporate issues, creates guidelines, and oversees the voting process. The Committee, comprised of the Chief Investment Officer, Chief Operating Officer, and General Counsel, analyzes types of proposals based on whether they would adversely affect shareholder’s interests and make a company less attractive to own. In evaluating proxy proposals each year, the Committee relies upon our own knowledge of each company and its management, independent research provided by third parties, and information presented by company managements and shareholder groups.

Once the Committee establishes its recommendations, they are distributed to AAM’s Portfolio Management Group as voting guidelines. Ultimately, the investment professional primarily accountable for a portfolio is responsible for votes on companies in that portfolio. Most vote consistent with AAM’s guidelines. Occasionally, some will take an independent view on certain issues and vote differently. When an investment professional casts votes which are counter to the Committee’s guidelines, they are required to document their reasons in writing for the Committee. Annually, the Board of Managers of the AAM Funds will review AAM’s proxy voting process, policies, and voting records.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1)

Investment Management Team

Name & Title (Years of Service)
Anne Casscells Managing Director and Chief Investment Officer, Aetos Alternatives Management, LLC (9)	Co-President and Chief Investment Officer, Aetos Alternatives Management, LLC and Managing Director, Aetos Capital, LLC, October 2001- Present.

James Gibbons Managing Director and Portfolio Manager, Aetos Alternatives Management, LLC (9)	Managing Director and Portfolio Manager, Aetos Alternatives Management LLC, July 2002 - Present.

Michael Klein Managing Director, Aetos Alternatives Management, LLC (9)	Co-President , Aetos Alternatives Management, LLC and Managing Director, Aetos Capital, LLC, March 2000-Present.

(a)(2)(i), (ii), (iii)

The following tables show information regarding accounts (other than the Fund) managed by each named portfolio manager as of January 31, 2012.

Anne Casscells James Gibbons Michael Klein	Number of Accounts	Total Assets in Accounts ($ million)	Number of Accounts where Advisory Firm’s Fee is Based on Account Performance	Total Assets in Accounts where Advisory Firm’s Fee is Based on Account Performance ($ million)
Registered Investment Companies	2	$1,499	N/A	N/A
Other Pooled Investment Vehicles	None	N/A	N/A	N/A
Other Accounts	10	$3,636	5	$2,515

(a)(2)(iv)

Material Conflicts of Interest

The Investment Manager manages multiple accounts for multiple clients. In addition to the Funds, these other accounts may include separate accounts, collective trusts, or offshore funds. The Investment Manager manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties. The Investment Manager has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(a)(3)

Description of Compensation

Professionals employed by the Investment Manager are subject to a compensation structure that includes base salary and a discretionary bonus.  Bonuses are variable and depend on many factors, including firm, business unit and individual performance relative to established benchmarks and criteria.  Individuals that consistently exceed performance objectives are eligible for promotions and/or equity participation in the firm.  Officers are also eligible to share in the net profits of the business under a profit participation plan.  Participation amounts are determined on the basis of performance and contribution.  In addition, all managing directors of the Investment Manager have a common equity membership in Aetos Capital, LLC.

(a)(4)

Ownership of Securities

As of January 31, 2012 the portfolio managers owned Interests of the Fund as follows:

Anne Casscells	$100,001-500,000
James Gibbons	$100,001-500,000
Michael Klein	$100,001-500,000

(b) Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s last proxy solicitation.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Multi-Strategy Arbitrage Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President
Date: 4/05/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: 4/05/12

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: 4/05/12

* Print the name and title of each signing officer under his or her signature.